Summary of Significant Accounting Policies (Details 6) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 3,269	$ 717
Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	23,376	4,877	$ 1,895
Israel | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	18,383	1,685	1,444
United Kingdom | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	2,642	3,093	212
United States | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	2,326	74	208
Rest of world | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 26	$ 25	$ 31